Other payables and accrued liabilities (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Other Payables And Accrued Liabilities
Salary payables	$ 1,219,460	$ 846,761
Employee reimbursement and benefit payables	10,257	63,586
Professional fees payable	12,196
Other miscellaneous payables	29,130	23,099
Warranty liability	13,824	14,530
Total other payables and accrued liabilities	$ 1,284,867	$ 947,976